Prepayments deposits and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments Deposits And Other Assets [Abstract]
Schedule of Prepayments, deposits and other assets

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	743	603
Others	-	106
	743	709
Included in current assets
Prepaid content royalties	1,755	1,606
Value-added tax recoverable	136	181
Prepaid vendors deposits and other receivables	404	647
Prepaid promotion and other expenses	329	399
Receivable from Tencent (Note 32(b))	51	72
Others	56	53
	2,731	2,958